                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 27, 2004
         to the Statement of Additional Information dated April 30, 2004 as supplemented May 18, 2004, July 16, 2004, September 28, 2004 and October 12, 2004




The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


                               TRUSTEE        PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(s)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(s) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946     1992           Director and Chairman, A I M Management Group Inc.    None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of AMVESCAP
                                              PLC - AIM Division (parent of AIM and a global
                                              investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors,Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc.(registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products



(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944    1987           Chairman, Crockett Technology Associates              ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                       company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley(4) - 1959     2004           Senior Vice President, A I M Management Group         N/A
Senior Vice President and                     Inc. (financial services holding company) and
Chief Compliance Officer                      A I M Advisors, Inc.; and Vice President,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.

                                              Formerly:  Senior Vice President and Compliance
                                              Director, Delaware Investments Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.

                            INSTITUTIONAL CLASSES OF

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM PREMIER EQUITY FUND

                     (SERIES PORTFOLIOS OF AIM FUNDS GROUP)

                        Supplement dated October 27, 2004
 to the Statement of Additional Information dated April 30, 2004 as supplemented
         May 18, 2004, July 16, 2004, August 9, 2004, September 28, 2004
                              and October 12, 2004



The following information replaces in its entirety the information with respect to Robert H. Graham appearing under the heading "TRUSTEES AND OFFICERS-INTERESTED PERSONS" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS

Robert H. Graham(1) - 1946     1992           Director and Chairman, A I M Management Group Inc.    None
Trustee and President                         (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC and Chairman of
                                              AMVESCAP PLC - AIM Division (parent of AIM and a
                                              global investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered
                                              broker dealer), AIM Investment Services, Inc.,
                                              (registered transfer agent), and Fund Management
                                              Company (registered broker dealer); and Chief
                                              Executive Officer, AMVESCAP PLC - Managed Products

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust. Prior to October 4, 2004, Mr. Graham served as Chairman of the Board of Trustees of the Trust."

The following information replaces in its entirety the information with respect to Bruce L. Crockett appearing under the heading "TRUSTEES AND OFFICERS-INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:


-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Bruce L. Crockett(3) - 1944    1987           Chairman, Crockett Technology Associates              ACE Limited (insurance
Trustee and Chair.                            (technology consulting company)                       company); and Captaris,
                                                                                                    Inc. (unified messaging
                                                                                                    provider)

(3) Mr. Crockett was elected Chair of the Board of Trustees of the Trust effective October 4, 2004."


The following information with respect to Lisa O. Brinkley is added under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

-----------------------------------------------------------------------------------------------------------------------------
                               TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS           OTHER TRUSTEESHIP(S)
"NAME, YEAR OF BIRTH AND       AND/OR                                                               HELD BY TRUSTEE
POSITION(S) HELD WITH          OFFICER
THE TRUST                      SINCE
-----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS

Lisa O. Brinkley(4) - 1959     2004           Senior Vice President, A I M Management Group         N/A
Senior Vice President and                     Inc. (financial services holding company) and
Chief Compliance Officer                      A I M Advisors, Inc.; and Vice President,
                                              A I M Capital Management, Inc. and A I M
                                              Distributors, Inc.

                                              Formerly:  Senior Vice President and
                                              Compliance Director, Delaware Investments
                                              Family of Funds

(4) Ms. Brinkley was elected Senior Vice President and Chief Compliance Officer of the Trust effective September 20, 2004. "


Effective September 17, 2004, Melville B. Cox resigned as Vice President of the Trust. The information with respect to Mr. Cox appearing under the heading "TRUSTEES AND OFFICERS- OTHER OFFICERS" in Appendix B in the Statement of Additional Information is hereby removed.


                                       2